ENTITY-WIDE DISCLOSURE (Schedule Of Long-Lived Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		$ 11,054	$ 12,080
Other long-term assets	[1]	3,876	4,370
Total Long-Lived Assets		14,930	16,450
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		5,757	6,704
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		1,421	1,789
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		$ 3,876	$ 3,587

[1]	Consists of non-current accounts receivable, net and other investments